Acquisition - Pro forma consolidated income statement (Details) - Edison Nation Holdings LLC [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Revenues, net	$ 16,740,554	$ 20,988,594	$ 24,402,376
Cost of revenues	10,989,040	13,566,605	16,289,352
Gross profit	5,741,514	7,421,989	8,113,024
Selling, general and administrative	10,227,429	13,144,691	8,890,638
Operating loss	(4,475,915)	(5,722,702)	(777,614)
Other (expense) income:
Other (expense) income	(330,162)	(398,406)	(325,017)
Loss before income taxes	(4,806,077)	(6,249,968)	(452,597)
Income tax expense	327,042	304,298	135,570
Net loss	(5,133,119)	(6,554,266)	(588,167)
Net loss attributable to noncontrolling interests	(370,417)	(415,466)	(506,616)
Net loss attributable to Edison Nation, Inc.	$ (4,762,701)	$ (6,138,801)	$ (81,551)
Net loss per share - basic and diluted	$ (0.98)	$ (1.09)	$ (0.02)
Weighted average number of common shares outstanding - basic and diluted	4,835,681	5,654,930	4,046,377